INVENTORIES, NET	12 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories, net, consist of the following:

	September 30, 2022	September 30, 2021

Raw materials	$677,042	$555,321
Finished goods	1,051,947	1,189,131
Inventory valuation allowance	(6,869)	(147,960)
Total inventory, net	$1,722,120	$1,596,492